UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                        (Zip code)

Terrence O. Davis
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Semi-Annual Report 2015
(Unaudited)

For the period from December 17, 2014 (Date of Initial Public Investment)
to May 31, 2015

Oakhurst Defined Risk Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Oakhurst Defined Risk Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Oakhurst Defined Risk Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Oakhurst Defined Risk Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Oakhurst Defined Risk Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: risks related to investing in other investment companies, alternative strategies risk, hedge fund risk, model risk, valuation risk, common stocks, preferred stock risk, derivative risk, swap agreement risk, convertible securities risk, futures and options risk, fixed income risk, interest rate risk, general market risk, sector risk, large-cap securities risk, small-cap and mid-cap securities risk, micro-cap securities risk, high yield or "junk" bond risk, illiquidity risk, foreign securities and emerging markets risk, short sales risk, leverage risk, investment sub-advisor risk, and new fund risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about July 30, 2015.

For More Information on Your Oakhurst Defined Risk Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Oakhurst Defined Risk Fund

Schedule of Investments
(Unaudited)

As of May 31, 2015
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 4.59%
Consumer Discretionary Select Sector SPDR Fund	3,257	$248,509
Consumer Staples Select Sector SPDR Fund	5,076	247,658
Health Care Select Sector SPDR Fund	3,496	261,990
Technology Select Sector SPDR Fund	5,955	258,268

Total Exchange-Traded Products (Cost $997,891)		1,016,425

OPEN-END FUNDS - 79.33%
* ACM Dynamic Opportunity Fund - Class I	38,363	608,824
Burnham Financial Long/Short Fund - Class A	103,045	1,581,739
FPA Crescent Fund - Class I	123,892	4,245,764
Gateway Fund - Class Y	82,416	2,493,905
Gerstein Fisher Multi-Factor International Growth Equity Fund	119,458	1,674,805
JPMorgan Hedged Equity Fund - Class I	143,432	2,408,229
Leuthold Core Investment Fund - Institutional Class	77,640	1,465,849
Manning & Napier Fund Inc - Pro Blend Extended Term
Series Fund - Class I	188,692	1,886,922
TFS Market Neutral Fund	77,922	1,203,896

Total Open-End Funds (Cost $17,328,636)		17,569,933

PRIVATE PLACEMENT - 9.03%
* Anchor Fund, LLC	4,304	1,250,000
* Rama Fund, LLC	750	750,000

Total Private Placement Funds (Cost $2,000,000)		2,000,000

SHORT-TERM INVESTMENT - 7.01%
§ Fidelity Insitutional Money Market Fund, 0.10%	1,553,435	1,553,435

Total Short-Term Investment (Cost $1,553,435)		1,553,435

Total Value of Investments (Cost $21,879,962) - 99.96%		$22,139,793

Other Assets Less Liabilities - 0.04%		8,716

Net Assets - 100.00%		$22,148,509

* Non-income producing investment
§ Represents 7 day effective yield

		(Continued)

Oakhurst Defined Risk Fund

Schedule of Investments - Continued
(Unaudited)

As of May 31, 2015

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange-Traded Products	4.59%	$1,016,425
Open-End Funds	79.33%	17,569,933
Private Placement Funds	9.03%	2,000,000
Short-Term Investment	7.01%	1,553,435
Other Assets Less Liabilities	0.04%	8,716
Total	100.00%	$22,148,509

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Statement of Assets and Liabilities
(Unaudited)

As of May 31, 2015

Assets:
Investments, at value (cost $21,879,962)	$22,139,793
Receivables:
Dividends and interest	117
Due from advisor	656
Prepaid expenses:
Professional fees	15,932
Compliance fees	4,651
Security pricing fees	2,232
Fund accounting fees	2,217
Transfer agent fees	145

Total assets	22,165,743

Liabilities:
Accrued expenses:
Registration and filing expenses	13,701
Custody fees	2,124
Shareholder fulfillment expenses	543
Administration fees	273
Trustee fees and meeting expenses	261
Insurance fees	212
Distribution and service fees - Advisor Class Shares	77
Other operating expenses	43

Total liabilities	17,234

Net Assets	$22,148,509

Net Assets Consist of:
Paid in Interest	$22,139,294
Accumulated net investment loss	(93,221)
Accumulated net realized loss on investments	(157,395)
Net unrealized appreciation on investments	259,831

Net Assets	$22,148,509

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	2,155,764
Net Assets	$21,729,990
Net Asset Value, Offering Price and Redemption Price Per Share	$10.08

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	41,558
Net Assets	$418,519
Net Asset Value and Redemption Price Per Share	$10.07
Offering Price Per Share ($10.07 ÷ 94.25%)	$10.68

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Statement of Operations
(Unaudited)

For the period from December 17, 2014 (Date of Initial Public Investment) to May 31, 2015

Investment Income:
Dividends	$43,756

Total Investment Income	43,756

Expenses:
Investment advisory fees (note 2)	90,215
Registration and filing expenses	21,549
Fund accounting fees (note 2)	16,399
Professional fees	12,923
Transfer agent fees (note 2)	12,121
Administration fees (note 2)	11,241
Compliance fees (note 2)	7,988
Shareholder fulfillment expenses	5,217
Custody fees (note 2)	4,059
Trustee fees and meeting expenses	1,761
Other operating expenses	1,033
Security pricing fees	846
Insurance fees	212
Distribution and service fees - Advisor Class Shares (note 3)	179

Total Expenses	185,743

Expenses reimbursed by advisor (note 2)	(1,849)
Advisory fees waived (note 2)	(46,917)

Net Expenses	136,977

Net Investment Loss	(93,221)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(157,395)
Net change in unrealized appreciation on investments	259,831

Net Realized and Unrealized Gain on Investments	102,436

Net Increase in Net Assets Resulting from Operations	$9,215

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Statement of Changes in Net Assets
(Unaudited)

For the period from December 17, 2014 (Date of Initial Public Investment) to May 31, 2015

Operations:
Net investment loss	$(93,221)
Net realized loss on investment transactions	(157,395)
Net change in unrealized appreciation on investments	259,831
Net Increase in Net Assets Resulting from Operations	9,215

Beneficial Interest Transactions:
Shares sold	22,177,285
Shares repurchased	(37,991)
Increase in Beneficial Interest Transactions	22,139,294

Net Increase in Net Assets	22,148,509
Net Assets:
Beginning of Year	-
End of Year	$22,148,509

Accumulated Net Investment Loss	$(93,221)

Share Information:
Institutional Class Shares
Shares sold	2,159,538
Shares repurchased	(3,774)
Net Increase in Shares of Beneficial Interest	2,155,764

Advisor Class Shares
Shares sold	41,558
Shares repurchased	-
Net Increase in Shares of Beneficial Interest	41,558

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Financial Highlights - Institutional Class Shares
(Unaudited)

For a share outstanding from December 17, 2014
(Date of Initial Public Investment) to May 31, 2015

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.04)
Net realized and unrealized gain on investments	0.12

Total from Investment Operations	0.08

Net Asset Value, End of Period	$10.08

Total Return (c)(d)	0.80%	(b)

Net Assets, End of Period (in thousands)	$21,730

Ratios of:
Gross Expenses to Average Net Assets (e)	2.03%	(a)
Net Expenses to Average Net Assets (e)	1.50%	(a)
Net Investment Loss to Average Net Assets	(1.02)%	(a)

Portfolio turnover rate	35.37%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Financial Highlights - Advisor Class Shares
(Unaudited)

For a share outstanding from December 17, 2014
(Date of Initial Public Investment) to May 31, 2015

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.09

Total from Investment Operations	0.07

Net Asset Value, End of Period	$10.07

Total Return (c)(d)	0.70%	(b)

Net Assets, End of Period (in thousands)	$419

Ratios of:
Gross Expenses to Average Net Assets (e)	2.52%	(a)
Net Expenses to Average Net Assets (e)	1.71%	(a)
Net Investment Loss to Average Net Assets	(0.97)%	(a)

Portfolio turnover rate	35.37%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Oakhurst Defined Risk Fund (the "Fund") is formerly known as the Vertical Capital Defined Risk Fund and is a series of the Leeward Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Trust is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on December 17, 2014. The investment objective of the Fund is to seek capital appreciation while seeking to limit short-term risk.  The Fund's investment advisor (the "Advisor") is Vertical Capital Asset Management, LLC as of the period ended May 31, 2015.  The Fund's investment sub-advisor, Lido Advisors, Inc. (the "Sub-Advisor") pursues the Fund's investment objective by utilizing an alternatives investment strategy using its self-developed hedged-hybrid model, by which it invests in a variety of hedging strategies.  The Sub-Advisor seeks to pursue this strategy primarily through a "fund of funds" methodology to allocate Fund assets among one or more investment companies, principally unaffiliated open-end investment companies. Lido seeks to deliver risk-adjusted returns relative to the overall U.S. Equity Market, as assured in the S&P 500 index, over a wide range of market conditions through the utilization of its self-developed, actively managed hedged-hybrid model.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to an initial sales charge of 5.75% of the offering price, as well as distribution plan fees, which are further discussed in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of the initial period ended May 31, 2015 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products	$1,016,426	$1,016,426	$-	$-
Open-End Funds	17,569,932	17,569,932	-	-
Private Placement Funds	2,000,000	-	-	2,000,000
Short-Term Investment	1,553,435	1,553,435	-	-
Total Assets	$22,139,793	$20,139,793	$-	$2,000,000

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the initial period ended May 31, 2015.  The Fund held two Level 3 securities during the period.  The Fund recognizes transfers at the end of the year.

The following table shows a reconciliation from the opening balances to the closing balances for fair value measurements in Level 3 of the fair value hierarchy as of May 31, 2015:

                                                                                                                                                                                                                                                                                                                                                                            Rama Fund, LLC
12/17/14 Value	$-
Purchases	750,000
Sales	-
Change in Unrealized Appreciation (Depreciation)	-
5/31/15 Value	$750,000
Net Realized Gain (Loss)	$-
Dividend Income	$11,448
Shares held as of 5/31/15	750

                                                                                                                                                                                                                                                                                                                                                                                Anchor Fund, LLC
12/17/14 Value	$-
Purchases	1,250,000
Sales	-
Change in Unrealized Appreciation (Depreciation)	-
5/31/15 Value	$1,250,000
Net Realized Gain (Loss)	$-
Dividend Income	$22,342
Shares held as of 5/31/15	4,304

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until the last day of July 2016.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

The Fund pays a monthly fee to the Advisor calculated at the annual rate of 1.00% of the Fund's average daily net assets.  For the initial period ended May 31, 2015, $90,215 in advisory fees were incurred by the Fund, of which $46,917 were waived by the Advisor.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table.

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250 plus	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%	$500 per
Next $250 million	0.060%			additional class
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
Over $1 billion	0.040%
Over $2 billion	0.030%

The fund incurred $11,241 in administration fees, $16,399 in fund accounting fees, and $4,059 in custody fees for the initial period ended May 31, 2015.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (the "Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Fund pursuant to the Distributor's fee arrangements with the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor, or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Advisor Class Shares may incur certain expenses, which may not exceed 0.25% per annum, respectively, of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Advisor Class, or support servicing of shareholder accounts.  For the initial period ended May 31, 2015, $179 in fees were incurred by the Advisor Class Shares.

4.	Purchases and Sales of Investment Securities

For the initial period ended May 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Oakhurst Defined Risk Fund

Notes to Financial Statements
(Unaudited)

Initial Period Ended	Purchases of Securities	Proceeds from Sales of Securities
May 31, 2015	$27,432,717	$6,932,083
There were no long-term purchases or sales of U.S Government Obligations during the period ended May 31, 2015.

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions to be taken on federal income tax returns as of and during the period ended May 31, 2015, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

At May 31, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$21,879,962

Unrealized Appreciation	264,151
Unrealized Depreciation	(4,320)
Net Unrealized Appreciation	259,831

Accumulated Net Investment Loss	(93,221)

Distributable Earnings	$166,610

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

As of July 1, 2015, Vertical Capital Management, LLC resigned as the Fund's Investment Advisor.  OBP Capital, LLC, became the Interim Advisor to the Fund on that date.  The Sub-Advisor remained as Lido Advisors, Inc.

Oakhurst Defined Risk Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class Shares	Beginning Account Value December 17, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,008.00	$6.83
	$1,000.00	$1,015.94	$6.86
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Oakhurst Defined Risk Fund

Additional Information
(Unaudited)

Advisor Class Shares	Beginning Account Value December 17, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,007.00	$7.82
	$1,000.00	$1,014.95	$7.85
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Oakhurst Defined Risk Fund
is a series of
Leeward Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	OBP Capital, LLC
116 South Franklin Street	116 South Franklin Street
Post Office Drawer 4365	Rocky Mount, North Carolina 27802
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.                    CODE OF ETHICS.
    Not applicable.

Item 3.                    AUDIT COMMITTEE FINANCIAL EXPERT.
    Not applicable.
Item 4.                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
    Not applicable.

Item 5.                    AUDIT COMMITTEE OF LISTED REGISTRANTS.
    Not applicable.

Item 6.                    SCHEDULE OF INVESTMENTS.
    A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
    Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                 SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.  CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust

By: (Signature and Title)	/s/Katherine M. Honey
Date: July 31, 2015	Katherine M. Honey President and Principal Executive Officer Oakhurst Defined Risk Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Katherine M. Honey
Date: July 31, 2015	Katherine M. Honey President and Principal Executive Officer Oakhurst Defined Risk Fund

By: (Signature and Title)	/s/Ashley E. Harris
Date: July 31, 2015	Ashley E. Harris Treasurer and Principal Financial Officer Oakhurst Defined Risk Fund